Note 11 - Income Per Common Share - Basic and Diluted Income Per Common Share (Details) - CAD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Apr. 30, 2025	Apr. 30, 2024	Apr. 30, 2025	Apr. 30, 2024
Statement Line Items [Line Items]
Net income (loss)	$ 8,529	$ 11,828	$ 16,672	$ 24,527
Less: dividends on preferred shares	0	(247)	0	(494)
Profit (loss), attributable to ordinary equity holders of parent entity, used in calculating basic earnings per share	$ 8,529	$ 11,581	$ 16,672	$ 24,033
Weighted average number of common shares outstanding (in shares)	32,518,786	25,964,424	30,761,211	25,964,424
Basic and diluted income per common share (note 11) (in CAD per share)	$ 0.26	$ 0.45	$ 0.54	$ 0.93